OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets
Other assets

	R$ thousands
	On December 31, 2022	On December 31, 2021
Foreign exchange transactions (1)	36,970,153	37,099,430
Debtors for guarantee deposits (2)	20,462,101	19,819,051
Securities trading	4,291,006	4,795,860
Trade and credit receivables	2,039,371	1,403,653
Receivables	1,942,928	1,293,457
Financial assets (4) (5)	65,705,559	64,411,451
Deferred acquisition cost (insurance) - Note 21e	1,285,383	1,115,127
Other debtors	3,723,722	3,104,184
Prepaid expenses	1,450,271	1,045,313
Interbank and interdepartmental accounts	238,649	348,092
Other (3)	4,211,732	2,381,939
Other assets	10,909,757	7,994,655
Total	76,615,316	72,406,106
(1)	Mainly refers to purchases in foreign currency made by the Organization on behalf of customers and rights in the institution’s domestic currency, resulting from exchange sale operations;
(2)	It refers to deposits resulting from legal or contractual requirements, including guarantees provided in cash, such as those made for the filing of appeals in departments or courts and those made to guarantee services of any nature;
(3)	Primarily includes material in inventory, amounts receivable, other advances, advances and payments to be reimbursed and investment property;
(4)	Financial assets accounted for at amortized cost; and
(5)	In 2022 and 2021, we did not incur any impairment losses on other financial assets.